Equity	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Equity

Note 9 – Equity

Initial Public Offering

On March 22, 2018, the Company completed the closing of its initial public offering of 1,550,000 ordinary shares at a public offering price of $4.00 per share, for total gross proceeds of approximately $6.2 million before underwriting discounts and commissions and offering expenses. In addition, the Company has granted the underwriters a 45-day option to purchase up to an additional 232,500 ordinary shares at the public offering price of $4.00 per share, less underwriting discount and commissions. On March 28, 2018, the Company sold additional 232,500 ordinary shares for a gross proceed of $930,000. The total net proceeds from the above transactions were approximately $5.3 million.

The Company has also granted the underwriters an option to purchase up to an additional 178,250 ordinary shares at an exercise price equal to 125% of the public offering price of $5.00 per share. These warrants will be non-exercisable and non-transferable for 180 days following March 19, 2018, the effective date of its prospectus. Such warrants will provide for cashless exercise in certain circumstances and shall terminate three years and six months after the effective date of its prospectus. On October 23, 2018, 63,645 warrants were exercised based on the Volume Weighted Average Price ("VWAP") in September 2018 and in a cashless exercise. A total of 63,645 shares were issued.

Restricted net assets

The Company's ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its subsidiary. Relevant PRC statutory laws and regulations permit payments of dividends by Golden Bull WFOE, Shanghai Dianniu and Shanghai Baoxun only out of its retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. The results of operations reflected in the accompanying consolidated financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of Golden Bull WFOE, Shanghai Dianniu and Shanghai Baoxun.

Golden Bull WFOE, Shanghai Dianniu and Shanghai Baoxun are required to set aside at least 10% of their after-tax profits each year, if any, to fund certain statutory reserve funds until such reserve funds reach 50% of its registered capital. In addition, Golden Bull WFOE, Shanghai Dianniu and Shanghai Baoxun may allocate a portion of its after-tax profits based on PRC accounting standards to enterprise expansion fund and staff bonus and welfare fund at its discretion. The statutory reserve funds and the discretionary funds are not distributable as cash dividends. Remittance of dividends by a wholly foreign-owned company out of China is subject to examination by the banks designated by State Administration of Foreign Exchange.

As of December 31, 2018 and 2017, Golden Bull WFOE, Shanghai Dianniu and Shanghai Baoxun collectively attributed $0 and $0 of retained earnings for their statutory reserves, respectively.

As a result of the foregoing restrictions, Golden Bull WFOE, Shanghai Dianniu and Shanghai Baoxun are restricted in their ability to transfer their net assets to the Company. Foreign exchange and other regulation in the PRC may further restrict Golden Bull WFOE, Shanghai Dianniu and Shanghai Baoxun from transferring funds to the Company in the form of dividends, loans and advances. As of December 31, 2018 and 2017, amounts restricted are the net assets of Golden Bull WFOE, Shanghai Dianniu and Shanghai Baoxun, which amounted to $6,865,588 and $8,903,790 respectively.

Issuance of ordinary shares to consultants and service providers

On December 17, 2018, the Company issued 53,040 shares of restricted shares on the grant date with a fair value of $238,680 to two individuals pursuant to two consulting agreements. The scope of services primarily includes providing advice on business development, strategic planning and compliance during the two-year service period from November 1, 2018 to October 31, 2020. Consulting expenses were $19,890 for the year ended December 31, 2018.

On June 23, 2017, 796,640 ordinary shares of the Company were issued for consulting services in connection with internet finance industry development, financing consultation for the period July 2017 to June 2020. The valuation of these shares was valued at approximately $1.6 million at $1.98 per share determined by the recent cash transactions contributed in Shanghai Dianniu in December 2016 in exchange of the Company's shares in connection with the restructuring of the Company.

On June 23, 2017, 650,000 ordinary shares of the Company were issued for consulting services in connection with private financing and road show services in relation to the Company's initial public offering ("IPO") for the period July 2017 until the successful completion of the Company's IPO. The valuation of these shares was valued at approximately $1.3 million at $1.98 per share determined by the recent cash transactions contributed in Shanghai Dianniu in December 2016 in exchange of the Company's shares in connection with the restructuring of the Company.

On June 23, 2017, 585,000 ordinary shares of the Company were issued for consulting services in connection with financial, and accounting services in connection the Company's IPO. The valuation of these shares was valued at approximately $1.2 million at $1.98 per share determined by the recent cash transactions contributed in Shanghai Dianniu in December 2016 in exchange of the Company's shares in connection with the restructuring of the Company. Approximately $1.0 million fair value of services fee with a term for the period July 2017 until the successful completion of the Company's IPO with approximately $0.2 million fair value of service fee with a term for the period July 2017 to June 2018.